Warrant Liabilities - Changes in fair value of warrant liabilities (Detail) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Warrant Liabilities [Roll Forward]
Warrant liabilities beginning balance	$ 33,634,340		$ 26,602,699	$ 26,602,699
Increase (decrease) in fair value of warrant liabilities	(12,835,995)	$ (2,581,086)	(2,581,086)	7,031,641
Warrant liabilities ending balance	$ 20,798,345	$ 29,183,785	$ 29,183,785	$ 33,634,340